Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Legal And Administrative Proceedings
Schedule of provision for judicial and administrative proceedings constituted

	2025	2024

Provision for legal and administrative proceedings	1,559,687	1,564,293

Civil and regulatory (a)	466,726	595,611
Labor(b)	196,916	209,098
Tax(c)	896,045	759,584

Schedule of provision for judicial and administrative proceedings summarized

	2024	Additions, net of reversals	Payments	Inflation adjustment	2025

	1,564,293	267,041	(362,163)	90,516	1,559,687

Civil and regulatory (a)	595,611	109,288	(174,923)	(63,250)	466,726
Labor(b)	209,098	68,553	(120,428)	39,693	196,916
Tax(c)	759,584	89,200	(66,812)	114,073	896,045

	2023	Additions, net of reversals	Payments	Inflation adjustment	2024

	1,410,299	276,811	(318,796)	195,979	1,564,293

Civil and regulatory (a)	531,161	110,874	(129,555)	83,131	595,611
Labor(b)	212,929	74,430	(114,624)	36,363	209,098
Tax(c)	666,209	91,507	(74,617)	76,485	759,584

	2022	Additions, net of reversals	Payments	Inflation adjustment	2023

	1,112,153	323,018	(343,440)	318,568	1,410,299

Civil and regulatory (a)	424,312	153,148	(210,184)	163,885	531,161
Labor(b)	214,450	77,225	(121,585)	42,839	212,929
Tax(c)	473,391	92,645	(11,671)	111,844	666,209

Schedule of tax proceedings

	2025	2024
Federal taxes	377,027	321,404
State taxes	436,204	357,011
Municipal taxes	11,861	10,216
TIM S.A. proceedings (Purchase price allocation)	70,953	70,953
	896,045	759,584

Schedule of judicial and administrative proceedings

	2025	2024

	26,722,972	24,528,974

Civil and regulatory (d.1)	1,798,568	1,911,281
Labor and Social Security (d.2)	474,376	378,286
Tax (d.3)	24,450,028	22,239,407

Schedule of civil regulatory

	2025	2024
Consumer lawsuits (d.1.1)	129,012	165,408
ANATEL (d.1.2)	317,215	364,264
Consumer protection bodies (d.1.3)	447,834	537,630
Former trading partners (d.1.4)	326,930	298,216
Socio-environmental and infrastructure (d.1.5)	77,780	84,926
Other (d.1.6)	499,797	460,837
	1,798,568	1,911,281

Schedule of tax contingent liabilities

	2025	2024

	24,450,028	22,239,407

Federal taxes (d.3.1)	4,991,390	5,084,626
State taxes (d.3.2)	12,960,732	11,106,211
Municipal taxes (d.3.3)	1,988,271	1,876,629
FUST, FUNTTEL and EBC (d.3.4)	4,509,635	4,171,941